Short-Term Bank Loans (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Short-Term Bank Loans (Details) [Line Items]
Working capital				$ (434,959)	¥ 3.0
Incurred interest expense			$ 37,277			$ 98,033	$ 108,852
Short-term bank loans [Member]
Short-Term Bank Loans (Details) [Line Items]
Working capital	$ (1,559,314)	¥ 10.0
Interest rate, percentage	5.54%	5.54%	3.95%